Leases - Schedule of Lease Items Recognized in Combined Statements of Financial Position (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Right-of-use assets
Right-of-use assets	¥ 4,804	$ 658	¥ 14,026	¥ 17,030
Lease liabilities
Current	1,254	172	7,154
Non-current	3,298	$ 452	6,936
Lease liabilities	4,552		14,090	16,180
Office Building [Member]
Right-of-use assets
Right-of-use assets	250		12,231	12,558
Lease liabilities
Lease liabilities	0		12,413	12,619
Charging stations [Member]
Right-of-use assets
Right-of-use assets	4,554		1,795	4,472
Lease liabilities
Lease liabilities	¥ 4,552		¥ 1,677	¥ 3,561